Variable Interest Entities and Securitizations (Consolidated Assets of Groups Consolidated VIEs as well as Total Assets and Maximum Exposure to Loss for Its Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Billions
	Mar. 31, 2016	Mar. 31, 2015
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 4,692	¥ 5,885
Significant unconsolidated VIEs- Total assets	3,072	2,830
Significant unconsolidated VIEs- Maximum exposure to loss	534	474
Asset-backed commercial paper/loan programs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	2,092	2,610
Asset-backed securitizations
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	579	427
Significant unconsolidated VIEs- Total assets	205	291
Significant unconsolidated VIEs- Maximum exposure to loss	13	19
Investments in securitization products
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	337	338
Significant unconsolidated VIEs- Total assets	445	445
Significant unconsolidated VIEs- Maximum exposure to loss	154	154
Investment funds
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	1,660	2,483
Significant unconsolidated VIEs- Total assets	2,422	2,094
Significant unconsolidated VIEs- Maximum exposure to loss	367	301
Trust arrangements and other
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 24	¥ 27